CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Net sales	$ 97,883	$ 125,582	$ 121,520
Cost of revenue	90,693	114,525	111,428
Gross profit	7,190	11,057	10,092
Operating expenses:
General and administrative	15,158	12,225	13,994
Sales, marketing and customer service	2,398	2,285	2,944
Provision (reverse) for doubtful accounts, notes and other receivables	4,115	(501)	1,693
Impairment charges on property, plant and equipment	2,235	0	53
Impairment charges on project assets	2,455	0	687
Total operating expenses	26,361	14,009	19,371
Operating loss	(19,171)	(2,952)	(9,279)
Other income (expense):
Interest expense	(3,923)	(6,665)	(8,087)
Interest income	155	320	384
Gain on extinguishment of convertible bonds	0	0	7,121
Change in fair value of derivative asset/liability	285	0	0
Reversal (accrual) of tax penalty	6,890	0	(9,670)
Gain on troubled debt restructuring	0	1,887	0
Loss on investment in affiliates	0	0	(2,214)
Net foreign exchange gain (loss)	1,261	1,118	(5,141)
Others	(553)	487	509
Total other income (expense), net	4,115	(2,853)	(17,098)
Loss from continuing operations before income taxes	(15,056)	(5,805)	(26,377)
Income tax expense	92	332	137
Loss from continuing operations including noncontrolling interests	(15,148)	(6,137)	(26,514)
Loss from discontinued operations, net of tax	0	(6,122)	(64,445)
Net loss including noncontolling interests	(15,148)	(12,259)	(90,959)
Less: Net income (loss) attributable to noncontrolling interests from continuing operations	110	31	168
Less: Net income (loss) attributable to noncontrolling interests from discontinued operations	0	(8)	(47)
Net loss attributable to shareholders of SPI Energy Co., Ltd. from continuing operations	(15,258)	(6,168)	(26,682)
Net loss attributable to shareholders of SPI Energy Co., Ltd. from discontinued operations	0	(6,114)	(64,398)
Net loss attributable to shareholders of SPI Energy Co., Ltd.	$ (15,258)	$ (12,282)	$ (91,080)
Net loss from continuing operations per ordinary share basic and diluted	$ (1.2)	$ (0.9)	$ (4)
Net loss from discontinued operations per ordinary share basic and diluted	0	(0.8)	(9)
Net loss per ordinary shar basic and diluted	$ (1.2)	$ (1.7)	$ (13)
Weighted average shares outstanding basic and diluted	12,733,062	7,262,023	6,826,633